Stock Option Activity (Parenthetical) (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options, granted	925,000	[1]
Weighted average exercise price of stock options	$ 24.36	[1]
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options, granted	400,000
Weighted average exercise price of stock options	$ 21.25

[1]	Includes 0.4 million options granted to certain employees at a weighted average exercise price of $21.25 per option, which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.